Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost beginning balance	$ 4,318,086	$ 3,139,323
Additions	8,865,767	105,214
Additions – internally developed	164,305	1,073,549
Transferred
Cost ending balance	13,340,591	4,318,086
Amortization:
Amortization beginning balance	2,275,240	1,563,321
Charge for the year	3,469,763	711,919
Amortization ending balance	5,737,436	2,275,240
Net carrying amount:
Balance of net carrying amount	7,603,155	2,042,846
Cost:
Write-off cost	(7,567)
Amortization:
Write-off amortization	(7,567)
Application development [Member]
Cost:
Cost beginning balance	3,580,699	2,669,100
Additions
Additions – internally developed	112,378	911,599
Transferred
Cost ending balance	3,685,510	3,580,699
Amortization:
Amortization beginning balance	1,914,902	1,295,643
Charge for the year	725,577	619,259
Amortization ending balance	2,632,912	1,914,902
Net carrying amount:
Balance of net carrying amount	1,052,598	1,665,797
Cost:
Write-off cost	(7,567)
Amortization:
Write-off amortization	(7,567)
Originals and Sessions [Member]
Cost:
Cost beginning balance	548,197	342,645
Additions
Additions – internally developed	51,927	123,851
Transferred	(80,072)	81,701
Cost ending balance	520,052	548,197
Amortization:
Amortization beginning balance	324,883	250,327
Charge for the year	106,503	74,556
Amortization ending balance	433,818	324,883
Net carrying amount:
Balance of net carrying amount	86,234	223,314
Amortization:
Transfers amortization	2,432
Other intangibles [Member]
Cost:
Cost beginning balance	78,314	59,450
Additions	8,849,867	18,864
Additions – internally developed
Transferred	86,350
Cost ending balance	9,014,531	78,314
Amortization:
Amortization beginning balance	35,455	17,351
Charge for the year	2,637,683	18,104
Amortization ending balance	2,670,706	35,455
Net carrying amount:
Balance of net carrying amount	6,343,825	42,859
Amortization:
Transfers amortization	(2,432)
Work in progress [Member]
Cost:
Cost beginning balance	110,876	68,128
Additions	15,900	86,350
Additions – internally developed		38,099
Transferred	(6,278)	(81,701)
Cost ending balance	120,498	110,876
Amortization:
Amortization beginning balance
Charge for the year
Amortization ending balance
Net carrying amount:
Balance of net carrying amount	$ 120,498	$ 110,876